Income taxes (Details 3) (USD $) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the period	$ 2,623	$ 2,555	$ 409	$ 2,555	$ 396
Increase resulting from tax positions taken	1,065	9		1,074	4
Decrease resulting from tax positions taken	(3,315)	(2)	(25)	(3,317)	(25)
Cumulative translation adjustments	(1)	61	(15)	60	(6)
End of the period	$ 372	$ 2,623	$ 369	$ 372	$ 369